UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

SCM Trust

(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710

Denver, Colorado 80265-2077

(Address of principal executive offices)     (Zip code)

Steve Rogers

1050 17th Street, Suite 1710

Denver, Colorado 80265-2077

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2018

Security Description	Shares	Value
Common Stock (99.53%)

Basic Materials (4.15%)
Kingboard Chemical Holdings Ltd	29,000	132,468
Nine Dragons Paper Holdings Ltd	80,000	119,669
Sinopec Shanghai Petrochemical	186,000	113,046
Total Basic Materials		365,183

Communications (22.29%)
Alibaba Group Holding Ltd	2,255	413,883
China Mobile Ltd	20,900	191,603
Chunghwa Telecom Co Ltd	36,000	137,668
Tencent Holdings Ltd	21,700	1,132,515
YY Inc	800	84,160
Total Communications		1,959,829

Consumer, Cyclical (7.71%)
ANTA Sports Products Ltd	27,000	136,233
Galaxy Entertainment Group Ltd	18,000	163,411
Great Wall Motor Co Ltd	111,000	111,307
Haier Electronics Group Co Ltd	75,000	267,096
Total Consumer, Cyclical		678,047

Consumer, Non-Cyclical (3.77%)
China Mengniu Dairy Co Ltd	32,000	109,680
New Oriental Education & Technologies	1,000	87,650
Uni-President Enterprises Corp	57,374	134,398
Total Consumer, Non-Cyclical		331,728

Diversified (1.77%)
CK Hutchison Holdings Ltd	13,000	155,537
Total Diversified		155,537

Energy (3.01%)
China Everbright International	32,000	44,850
CNOOC Ltd	56,000	82,484
PetroChina Co Ltd	200,000	137,355
Total Energy		264,689

Financial (42.02%)
Banks (21.26%)
Bank of China Ltd	431,000	231,747
BOC Hong Kong Holdings Ltd	70,000	340,711
China CITIC Bank Corp Ltd	135,000	92,198
China Construction Bank Corp	375,000	385,115
Chongqing Rural Commercial Bank	191,000	146,262
HSBC Holdings PLC	30,400	286,635
Industrial & Commercial Bank of China Ltd	451,000	386,737
		1,869,405

Diversified Financial Services (3.43%)
China Everbright Ltd	20,000	41,894
Fubon Financial Holding Co Ltd	54,713	94,012
Hong Kong Exchanges & Clearing	5,100	165,835
		301,741

Insurance (11.48%)
AIA Group Ltd	50,400	426,406
China Taiping Insurance Holdings	55,764	184,381
Fosun International Ltd	43,368	93,938
Ping An Insurance Group Co of China Ltd	30,000	305,034
		1,009,759

Real Estate (5.85%)
CK Asset Holdings Ltd	13,000	109,075
Hysan Development Co Ltd	31,000	163,921
New World Development Co Ltd	949	1,340
Sun Hung Kai Properties Ltd	15,166	239,617
		513,953

Total Financial		3,694,858

Industrial (5.48%)
China Communications Services	202,000	120,711
China State Construction International Holdings Ltd	202,500	247,181
Largan Precision Co Ltd	1,000	113,695
Total Industrial		481,587

Technology (6.50%)
Taiwan Semiconductor Manufacturing	68,284	571,434
Total Technology		571,434

Utilities (2.83%)
China Longyuan Power Group Corp	152,000	116,592
China Resources Power Holdings	72,000	131,372
Total Utilities		247,964

Total Common Stock (Cost $5,978,323)		8,750,856

Preferred Stock (0.06%)
Fubon Financial Holding Co Preferred		5,196
Total Preferred Stock (Cost $5,177)		5,196

Total Investments (Cost $5,983,500) (a) (99.59%)		8,756,052
Other Net Assets (0.41%)		36,000
Net Assets (100.00%)		8,792,052

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $6,336,678

At March 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,554,651
Unrealized depreciation	(135,277)
Net unrealized appreciation	$2,419,374

SHELTON BDC INCOME FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2018

Security Description	Shares	Value
Common Stock (95.48%)

Financial (95.48%)
Diversified Financial Services (0.37%)
NewStar Financial Inc	100,410	49,402
		49,402

Investment Company (85.06%)
Apollo Investment Corp	119,000	621,180
Ares Capital Corp	143,741	2,281,170
BlackRock Capital Investment Corp	36,000	217,080
Goldman Sachs BDC Inc	55,800	1,067,454
Harvest Capital Credit Corp	35,910	368,437
Main Street Capital Corp	3,000	110,700
New Mountain Finance Corp	26,800	352,420
Oaktree Strategic Income Corp	66,263	522,815
PennantPark Floating Rate Capital Ltd	69,000	903,210
PennantPark Investment Corp	31,000	207,080
Solar Capital Ltd	92,169	1,871,952
TCP Capital Corp	62,500	888,750
TPG Specialty Lending Inc	58,300	1,041,238
TriplePoint Venture Growth BDC	84,703	1,012,201
		11,465,687

Private Equity (10.05%)
Hercules Capital Inc	111,900	1,353,990
		1,353,990

Total Financial		12,869,079

Total Common Stock (Cost $14,009,822)		12,869,079

Preferred Stock (4.22%)

Financial (4.22%)
Saratoga Investment Corp*	22,011	568,984
Total Financial		568,984

Total Preferred Stock (Cost $550,275)		568,984

Total Investments (Cost $14,560,097) (a) (99.70%)		13,438,063
Other Net Assets (0.30%)		40,184
Net Assets (100.00%)		13,478,247

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $14,603,874

At March 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$(1,015)
Unrealized depreciation	(1,164,796)
Net unrealized depreciation	$(1,165,811)

SHELTON REAL ESTATE INCOME FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2018

Security Description	Shares			Value
Common Stock (74.11%)

Financial (74.11%)
REITS- Diversified (1.75%)
Liberty Property Trust	3,400			135,082
				135,082

REITS- Health Care (3.30%)
Healthcare Trust of America Inc	6,706			177,374
Physicians Realty Trust	5,000			77,850
				255,224
REIT- Industrial (8.32%)
DCT Industrial Trust Inc	940			52,960
Duke Realty Corp	12,050			319,084
Prologis Inc	2,900			182,671
Rexford Industrial Realty Inc	3,070			88,385
				643,100

REIT-Mortgage (16.98%)
Apollo Commercial Real Estate	23,662			425,443
Blackstone Mortgage Trust Inc	14,489			455,244
Starwood Property Trust Inc	20,606			431,696
				1,312,383

REIT-Office (7.23%)
Boston Properties Inc	743			91,552
Douglas Emmett Inc	2,400			88,224
Hudson Pacific Properties Inc	3,000			97,590
Kilroy Realty Corp	1,970			139,791
Mack-Cali Realty Corp	3,600			60,156
SL Green Realty Corp	840			81,337
				558,650

REIT-Residential (11.58%)
American Homes 4 Rent	2,378			47,750
Apartment Investment & Management	2,375			96,781
AvalonBay Communities Inc	2,183			359,016
Equity Residential	1,540			94,895
Essex Property Trust Inc	400			96,272
Sun Communities Inc	2,200			201,014
				895,728

REIT-Retail (7.47%)
Brixmor Property Group Inc	12,500			190,625
DDR Corp	6,108			44,772
GGP Inc	7,840			160,406
Simon Property Group Inc	1,175			181,361
				577,164

REIT-Specialized (17.48%)
American Tower Corp	1,400			203,476
Crown Castle International Corp	1,800			197,298
CubeSmart	3,600			101,520
CyrusOne Inc	2,300			117,783
Digital Realty Trust Inc	1,415			149,113
EPR Properties	2,246			124,428
Equinix Inc	150			62,721
QTS Realty Trust Inc	6,000			217,320
Weyerhaeuser Co	5,100			178,500
				1,352,159

Total Financial				5,729,490

Total Common Stock (Cost $5,814,309)				5,729,490

Preferred Stock (21.37%)

Financial (21.37%)
REITS- Diversified (0.18%)
PS Business Parks Inc 5.750%	567			14,028
				14,028
REIT- Industrial (1.39%)
STAG Industrial Inc 6.625%	4,280			107,471
				107,471
REIT-Mortgage (2.53%)
ARMOUR Residential REIT Inc 7.875%	7,900			195,683
				195,683

REIT-Retail (17.01%)
CBL & Associates Properties In 6.625%	12,388			196,969
Cedar Realty Trust Inc 7.250%	3,171			72,552
DDR Corp 6.250%	22,250			493,728
GGP Inc 6.375%	17,000			420,580
Kimco Realty Corp 6.000%	5,306			131,377
				1,315,206
REIT-Specialized (0.26%)
Digital Realty Trust Inc 5.875%	800			19,984
				19,984

Total Financial				1,652,372

Total Preferred Stock (Cost $1,631,138)				1,652,372

Bonds & Notes (3.30%)	Par Value	Rate	Maturity
Sabra Health Care REIT Inc	250,000	5.500%	2/1/2021	255,081
Total Bonds & Notes (Cost $249,395)				255,081

Total Investments (Cost $7,694,842) (a) (98.78%)				7,636,943
Other Net Assets (1.22%)				94,305
Net Assets (100.00%)				7,731,248

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $7,700,345

At March 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	483,304
Unrealized depreciation	(546,706)
Net unrealized depreciation	(63,402)

SHELTON TACTICAL CREDIT FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2018

Security Description	Shares	Par Value	Rate	Maturity	Value
Common Stock (8.37%)

Communications (1.68%)
Amazon.com Inc	183				264,863
Cisco Systems Inc	6,190				265,489
Total Communications					530,352

Consumer, Cyclical (1.90%)
Chipotle Mexican Grill Inc	301				97,256
Costco Wholesale Corp	1,365				257,207
Starbucks Corp	4,240				245,454
Total Consumer, Cyclical					599,917

Consumer, Non-Cyclical (1.51%)
Mondelez International Inc	5,710				238,278
United Rentals Inc	1,385				239,231
Total Consumer, Non-Cyclical					477,509

Financial (1.79%)
JPMorgan Chase & Co	2,730				300,218
Mastercard Inc	1,515				265,367
Total Financial					565,585

Industrial (1.49%)
Boeing Co/The	655				214,761
Fluor Corp	4,440				254,057
Total Industrial					468,818

Total Common Stock (Cost $2,559,957)					2,642,181

Corporate Debt (84.78%)

Communications (9.69%)
Cequel Communications Holdings I LLC / Cequel Capital Corp		1,000,000	7.500%	04/01/2028	1,022,500
Intelsat Jackson Holdings SA		1,000,000	8.000%	02/15/2024	1,051,250
Sprint Corp		1,000,000	7.625%	02/15/2025	982,500
Total Communications					3,056,250

Consumer, Cyclical (17.33%)
BCD Acquisition Inc		1,000,000	9.625%	09/15/2023	1,080,000
Golden Nugget Inc		2,000,000	8.750%	10/01/2025	2,075,000
Navistar International Corp		230,000	6.625%	11/01/2025	230,000
Rite Aid Corp		1,000,000	6.125%	04/01/2023	1,007,500
Scientific Games International Inc		1,000,000	10.000%	12/01/2022	1,076,875
Total Consumer, Cyclical					5,469,375

Consumer, Non-Cyclical (22.89%)
DJO Finance LLC / DJO Finance Corp		1,000,000	8.125%	06/15/2021	1,002,500
Herc Rentals Inc		919,000	7.500%	06/01/2022	981,033
Hertz Corp/The		1,000,000	7.625%	06/01/2022	1,014,999
Kinetic Concepts Inc / KCI USA Inc		1,000,000	12.500%	11/01/2021	1,130,000
Tenet Healthcare Corp		1,000,000	8.125%	04/01/2022	1,042,500
Avantor Inc		1,000,000	9.000%	10/01/2025	985,000
Weight Watchers International Inc		1,000,000	8.625%	12/01/2025	1,065,000
Total Consumer, Non-Cyclical					7,221,032

Energy (10.64%)
McDermott International Inc		1,015,000	8.000%	05/01/2021	1,036,569
Noble Holding International Ltd		1,000,000	7.875%	02/01/2026	985,000
Transocean Inc		250,000	7.500%	01/15/2026	246,250
Transocean Inc		1,025,000	9.000%	07/15/2023	1,090,344
Total Energy					3,358,163

Financial (7.24%)
Icahn Enterprises LP / Icahn Enterprises Finance Corp		1,250,000	6.750%	02/01/2024	1,271,875
Jefferies Finance LLC / JFIN Co-Issuer Corp		1,000,000	7.500%	04/15/2021	1,011,250
Total Financial					2,283,125

Industrial (6.63%)
BlueLine Rental Finance Corp / BlueLine Rental LLC		1,000,000	9.250%	03/15/2024	1,072,180
FXI Holdings Inc		1,042,000	7.875%	11/01/2024	1,020,509
Total Industrial					2,092,689

Technology (10.36%)
First Data Corp		1,250,000	7.000%	12/01/2023	1,312,125
Rackspace Hosting Inc		1,000,000	8.625%	11/15/2024	987,500
West Corp		1,000,000	8.500%	10/15/2025	967,500
Total Technology					3,267,125

Total Corporate Debt (Cost $26,400,662)					26,747,759

Total Investments (Cost $28,960,619) (a) (93.15%)					29,389,940
Other Net Assets (6.85%)					2,162,369
Net Assets (100.00%)					31,552,309

(a)	Aggregate cost for federal income tax purpose is $29,422,691

At March 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$132,122
Unrealized depreciation	$(164,873)
Net unrealized depreciation	$(32,751)

SHELTON INTERNATIONAL SELECT EQUITY FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2018

Security Description	Shares	Value
Common Stock (98.82%)

Belgium (3.23%)
KBC Group NV	17,185	1,494,666
Total Belgium		1,494,666

Brazil (2.85%)
Banco Bradesco SA	111,075	1,319,571
Total Brazil		1,319,571

Britain (9.25%)
ASOS PLC	8,760	855,282
Intertek Group PLC	17,500	1,143,984
Rio Tinto PLC	18,280	941,968
Unilever NV	23,800	1,342,082
Total Britain		4,283,316

China (7.64%)
Alibaba Group Holding Ltd	7,705	1,414,176
Ping An Insurance Group Co of China Ltd	64,000	650,740
Tencent Holdings Ltd	28,200	1,471,748
Total China		3,536,664

Colombia (2.38%)
Bancolombia SA	26,200	1,100,924
Total Colombia		1,100,924

Denmark (4.02%)
Ambu A/S	82,800	1,863,406
Total Denmark		1,863,406

France (12.85%)
BNP Paribas SA	17,930	1,326,822
L'Oreal SA	6,000	1,352,958
Thales SA	8,700	1,058,628
TOTAL SA	21,432	1,215,902
Valeo SA	15,100	996,135
Total France		5,950,445

Germany (10.02%)
adidas AG	5,000	1,209,250
Beiersdorf AG	11,650	1,318,440
Siemens AG	5,825	741,605
Wirecard AG	11,600	1,368,420
Total Germany		4,637,715

Hong Kong (3.38%)
AIA Group Ltd	185,000	1,565,180
Total Hong Kong		1,565,180

Indonesia (2.64%)
Bank Rakyat Indonesia Persero Tbk PT	4,678,150	1,223,268
Total Indonesia		1,223,268

Ireland (2.32%)
CRH PLC	31,745	1,076,377
Total Ireland		1,076,377

Japan (12.33%)
CyberAgent Inc	19,500	997,461
Daikin Industries Ltd	7,700	843,126
ITOCHU Corp	53,200	1,026,231
Komatsu Ltd	31,000	1,021,674
Start Today Co Ltd	30,850	791,628
Yaskawa Electric Corp	23,200	1,029,657
Total Japan		5,709,777

Luxembourg (2.31%)
ArcelorMittal	33,828	1,069,207
Total Luxembourg		1,069,207

Netherlands (4.94%)
ING Groep NV	76,700	1,292,315
Royal Dutch Shell PLC	31,800	996,344
Total Netherlands		2,288,659

Norway (1.85%)
Norsk Hydro ASA	146,600	858,020
Total Norway		858,020

Singapore (3.20%)
DBS Group Holdings Ltd	70,550	1,479,543
Total Singapore		1,479,543

Switzerland (7.04%)
dormakaba Holding AG	1,151	898,468
Givaudan SA	517	1,174,804
Nestle SA	15,000	1,185,750
Total Switzerland		3,259,022

Taiwan (3.35%)
Taiwan Semiconductor Manufacturing	35,400	1,549,104
Total Taiwan		1,549,104

Thailand (3.22%)
Bangkok Bank PCL	218,200	1,493,278
Total Thailand		1,493,278

Total Common Stock (Cost $34,135,380)		45,758,142

Total Investments (Cost $34,135,380) (a) (98.82%)		45,758,142
Other Net Assets (1.18%)		547,055
Net Assets (100.00%)		46,305,197

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $34,145,384

At March 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$12,196,440
Unrealized depreciation	(583,682)
Net unrealized appreciation	$11,612,758

Fair Value Measurements -

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at March 31, 2018 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Fund	Investments, in securities ( b )	Investments, in securities ( c )	Investments, in securities
Greater China Fund	$8,750,856		$5,196	$8,756,052
BDC Income Fund	$13,388,661	$-	$49,402	$13,438,063
Real Estate Income Fund	$7,381,862	$255,081	$-	$7,636,943
Tactical Credit Fund	$2,642,181	$26,747,759	$-	$29,389,940
International Select Equity Fund	$45,758,142		$-	$45,758,142
Total investments in securities	$77,921,702	$27,002,840	$54,598	$104,979,140

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCM Trust

By /s/ Stephen C. Rogers

Stephen C. Rogers,

Chairman

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers

Stephen C. Rogers,

Chairman

Date: May 29, 2018

By /s/ William P. Mock

William P. Mock

Treasurer (as Principal Financial Officer)

Date: May 29, 2018